CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,363,591	$ 3,768,109	$ 2,454,874
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	689,534	542,189	531,625
Amortization of long-term prepaid expenses	109,544	0	0
Provision for doubtful accounts	743,986	2,425,718	175,317
Deferred tax expense (benefit)	213,649	(126,936)	(43,829)
Change in operating assets and liabilities
Accounts receivable	(16,864,582)	(12,021,191)	(8,778,203)
Accounts receivable - related party	0	(40,780)	(16,432)
Other receivables	(147,078)	(88,954)	73,744
Inventories	167,860	291,594	829,946
Prepayments	93,508	209,777	(471,910)
Security deposits	(1,388,179)	0	0
Loan receivables - interest	727,338	(384,788)	(735,200)
Accounts payable	5,526,477	68,175	2,413,550
Other payables and accrued liabilities	382,309	245,373	20,028
Customer deposits	74,675	554,889	76,673
Customer deposits - related party	(723)	32,049	0
Taxes payable	40,830	929,745	955,988
Net cash used in operating activities	(5,267,261)	(3,595,031)	(2,513,829)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(20,635)	(89,351)	(11,674)
Repayments from loan to third party	1,171,945	0	0
Cash received from acquisition of grocery stores	42,234	0	0
Net cash provided by (used in) investing activities	1,193,544	(89,351)	(11,674)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments from (loans to) other receivables - related parties, net	272,710	2,736,001	(1,557,884)
Proceeds from (repayments of) other payables - related parties, net	353,321	609,048	(5,342)
Proceeds from capital contribution	0	0	286,361
Proceeds from issuance of ordinary shares through private placements	200,000	0	0
Proceeds from issuance of ordinary shares through initial public offering, net	4,395,634	0	0
Proceeds from issuance of ordinary shares with redemption rights	0	1,800,000	0
Proceeds from short-term loans - banks	4,901,661	6,148,734	9,427,898
Repayments of short-term loans - banks	(5,194,743)	(11,375,158)	(3,994,374)
Proceeds from short-term loans - third parties	1,218,401	11,134,708	3,068,377
Repayments of short-term loans - third parties	(322,285)	(6,138,861)	(4,316,619)
Proceeds from short-term loans - related parties	331,075	0	0
Proceeds from long-term loan	923,830	0	0
Repayments of long-term loan	(1,004,659)	0	0
Proceeds from notes payable	0	0	1,475,863
Repayments of notes payable	0	(1,537,184)	(7,343)
Changes in security deposits	575,581	615,426	(1,880,588)
Net cash provided by financing activities	6,650,526	3,992,714	2,496,349
EFFECT OF EXCHANGE RATE ON CASH	320,103	(10,769)	(1,164)
CHANGES IN CASH	2,896,912	297,563	(30,318)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	319,093	21,530	51,848
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	3,216,005	319,093	21,530
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	0	0	0
Cash paid for interest	823,551	1,389,533	667,748
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Other receivable - related party offset with other payable - related party upon execution of the tri-party offset agreement	439,479	50,627	0
Issuance of ordinary shares with redemption rights of mezzanine equity	$ 1,800,000	$ 0	$ 0